Derivatives - Notional contract amounts of derivatives held for hedging purposes by product type (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Notional	429,019	424,859
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	217,321	218,099
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	179,010	172,985
Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Notional	32,688	33,775
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional	65,960	63,547
Foreign exchange | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	33,272	29,772
Foreign exchange | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	0	0
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional	363,059	361,312
Interest rate | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	184,049	188,327
Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	179,010	172,985